Capital and Funding - Summary of Financial Liabilities (Detail) - EUR (€) € in Millions		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of financial liabilities [abstract]
Bank loans and overdrafts, Current	[1],[2]	€ 407		€ 390
Bonds and other loans, Current	[2]	3,499		3,677
Lease liabilities,Current	[2]	380		383
Derivatives, Current	[2]	58		116
Other financial liabilities, Current	[2],[3]	117		125
Current financial liabilities	[2]	4,461		4,691
Bank loans and overdrafts, Non-current	[1],[2]	4		463
Bonds and other loans, Non-current	[2]	21,086		21,355
Lease liabilities,Non-current	[2]	1,391		1,536
Derivatives, Non-current	[2]	257		154
Other financial liabilities, Non-current	[2],[3]	106		58
Non-current financial liabilities	[2]	22,844		23,566
Bank loans and overdrafts	[1],[2]	411		853
Bonds and other loans	[2]	24,585		25,032
Lease liabilities	[2]	1,771		1,919
Derivatives	[2]	315		270
Other financial liabilities	[2],[3]	223		183
Financial liabilities		€ 27,305	[2]	€ 28,257	[2]	€ 26,738

[1]	Bank loans and overdrafts include €2.6 million (2019: €Nil) of secured liabilities.
[2]	For the purposes of this note and note 17A, financial assets and liabilities exclude trade and other current receivables and trade payables and other liabilities which are covered in notes 13 and 14 respectively.
[3]	Includes options and other financial liabilities to acquire non-controlling interests in EAC Myanmar, USA, Japan, Italy and Hong Kong refer to note 21.